Revenue (Details) - Schedule of revenue - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of revenue [Abstract]
Storage rental income	$ 102,045,523	$ 77,577,633
Reimbursable port charges (Note 7)	2,027,106	2,039,396
Ancillary services	1,623,019	1,923,747
Total revenue	$ 105,695,648	$ 81,540,776